Boston Common ESG Impact U.S. Equity Fund BCAMX

(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated August 25, 2022 to the
Statutory Prospectus dated January 31, 2022

Effective August 23, 2022, Michelle Buckley, serves as a portfolio manager of the Fund. Geeta B. Aiyer, CFA, Praveen Abichandani, CFA, Corné Biemans, and Steven Heim will continue to serve as portfolio managers of the Fund.

1.The section titled “Summary Section - Boston Common ESG Impact U.S. Equity Fund - Portfolio Managers on page 19 of the prospectus is deleted and replaced with the following:

Name	Title	Managed the Fund Since
Geeta B. Aiyer, CFA	Chief ESG Strategist	Inception (2012)
Praveen Abichandani, CFA	Co-CIO-U.S. Strategies	Inception (2012)
Corné Biemans	Co-CIO-U.S. Strategies	2013
Steven Heim	Director, ESG Research	Inception (2012)
Michelle Buckley	Portfolio Manager	July 2022

2. The following information is added to the table in the section titled “Management - Portfolio Managers” beginning on page 41 of the prospectus:

Portfolio Manager/Fund	Bio
Michelle Buckley U.S. Equity Fund	Michelle joined Boston Common in 2021, as Portfolio Manager, Director of Multi-Asset Solutions and Global Securities Analyst. Michelle was previously Chief Investment Officer at Baldwin Brothers from 2016 to 2020, and prior to that, was a Research Analyst at F.L. Putnam Investment Management Company from 2014 to 2016. Michelle received her A.B. in History from Princeton University.

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Please retain this supplement with your Statutory Prospectus.

Boston Common ESG Impact U.S. Equity Fund BCAMX

(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated August 25, 2022 to the
Statement of Additional Information (“SAI”) dated January 31, 2022

Effective August 23, 2022, Michelle Buckley, serves as a portfolio manager of the Fund. Geeta B. Aiyer, CFA, Praveen Abichandani, CFA, Corné Biemans, and Steven Heim will continue to serve as portfolio managers of the Fund.

1.The following information is added to the table in the section titled “Portfolio Managers” on page 30 of the SAI:

The following provides information regarding other accounts managed by the investment team as of July 31, 2022. Asset amounts are approximate and have been rounded.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Michelle Buckley
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	223	$535,959,409	0	$0

2. The following information is added to the table in the section titled “Portfolio Managers’ Ownership Interest in the Funds” on page 32 of the SAI.

The following indicates the dollar range of beneficial ownership of the Funds’ shares by the portfolio managers as of July 31, 2022 using the following ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000:

Name of Portfolio Manager	Dollar Range of Equity Securities in the International Fund Beneficially Owned	Dollar Range of Equity Securities in the U.S. Equity Fund Beneficially Owned	Dollar Range of Equity Securities in the Emerging Markets Fund Beneficially Owned
Michelle Buckley	$1 - $10,000	$1 - $10,000	None

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Please retain this supplement with your SAI.